Fair Value of Financial Instruments - Additional Information (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jul. 05, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Share-based Payment Arrangement, Expense		$ 5,309,000	$ 316,000	$ 29,488,000	$ 1,259,000	$ 6,021,000	$ 12,034,000
Executive Officer [Member] | Partial Recourse Secured Promissory Note [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Restricted stock issued during the period shares	1,191,872
Shares issued price per share	$ 8.32
Common Stock RAAC [Member] | Restricted Stock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Share-based Payment Arrangement, Expense		4,200,000		27,200,000
Warrants To Purchase Series B Three Redeemable Convertible Stock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Class of warrants or rights number of securities called by the warrants or rights								1,903,647
Class of warrants or rights exercise price per share								$ 11.5913
Class of warrants or rights term								10 years
Warrants To Purchase Series B Three Redeemable Convertible Stock [Member] | Non Attainment Of The Performance Based Milestones [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities at fair value		$ 0		$ 0		$ 0